Stock-Based Compensation - Options by Exercise Price Range (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	10,500,000
Options Outstanding and Exercisable, Weighted average remaining life	3 years
Options Outstanding and Exercisable, Aggregate Intrinsic Value	$ 10
Allocated Share-based Compensation Expense	9		8
Stock options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Allocated Share-based Compensation Expense	1	2	1
Long-Term Incentive Program (LTIP) | Performance Shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Allocated Share-based Compensation Expense	$ 2		$ (1)
2014-2016 plan | Long-Term Incentive Program (LTIP) | Performance Shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	300,000